Dividends	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Dividends
11. Dividends
The dividends paid and proposed in respect of each class of share capital are as follows:

	2022	2021	2020
	$m	$m	$m
Dividends to shareholders (i)
Equity
Final - paid $0.98 per Ordinary Share (2021: $0.93; 2020: $0.70) (ii)	750	730	537
Interim - paid $0.24 per Ordinary Share (2021: $0.23; 2020: $0.22)	181	179	173
Total	931	909	710

Reconciliation to Consolidated Statement of Cash Flows
Dividends to shareholders	931	909	710
Translation adjustment (iii)	(14)	(3)	(3)
Dividends paid to equity holders of the Company	917	906	707
Dividends paid by subsidiaries to non-controlling interests	13	32	15
Total dividends paid	930	938	722

Dividends proposed (memorandum disclosure)
Equity
Final 2022 - proposed $1.03 per Ordinary Share (2021: $0.98; 2020: $0.93) (ii)	765	751	730

(i)In 2022 the 5% Cumulative Preference Shares paid a dividend of €3,175 (2021: €3,175; 2020: €3,175) and the 7% ‘A’ Cumulative Preference Shares paid a dividend of €77,521 (2021: €77,521; 2020: €77,521).
(ii)Dividends per share declared previously in euro have been translated to US Dollar using the dividend record date exchange rate.
(iii)Translation adjustment arising from US Dollar declared dividends paid in non-US Dollar currencies.